UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [   ]; Amendment Number: __________

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    WESTCHESTER CAPITAL MANAGEMENT, INC.
Address: 100 SUMMIT LAKE DRIVE
         VALHALLA, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FREDERICK W. GREEN
Title:     PRESIDENT
Phone:     914-741-5600

Signature, Place, and Date of Signing:

   /S/ FREDERICK W. GREEN                VALHALLA, NEW YORK           2/17/08
---------------------------------    ---------------------------      -------
         [Signature]                       [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              67

Form 13F Information Table Value Total:              $638,627,068 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.      FORM 13F FILE NUMBER         NAME
---      --------------------         ------------------------------------------
1        28-11493                     Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
December 31, 2008


COLUMN 1                             COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------                             --------      --------  --------    ------------------  --------   --------  ------------------
                                                             FAIR
                                                             MARKET
                                     TITLE OF      CUSIP     VALUE       SHARES/  SH/  PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                       CLASS         NUMBER    (X$1000)    PRN AMT  PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
----------------------------         -----         --------  --------    -------  ---  ----- -------    --------  ----  ------  ----
Equities
COMMON STOCK
Alternative Asset Mgmt Acquisition
   Corp                              COMMON STOCK  02149U101   6,052,200   655,000  SH        (a) Sole             Sole
BCE Inc.                             COMMON STOCK  05534B760  47,566,846 2,336,700  SH        (a) Sole             Sole
BCE Inc.                             COMMON STOCK  05534B760      89,568     4,400  SH        (b) Shared    1      Sole
BPW Acquisition Corp.                COMMON STOCK  055637102   2,691,000   300,000  SH        (a) Sole             Sole
CC Media Holdings, Inc.              COMMON STOCK  12502P102       2,486     1,100  SH        (a) Sole             Sole
CC Media Holdings, Inc.              COMMON STOCK  12502P102      57,630    25,500  SH        (b) Shared    1      Sole
Centennial Communications Corp.      COMMON STOCK  15133V208  14,920,672 1,851,200  SH        (a) Sole             Sole
Centennial Communications Corp.      COMMON STOCK  15133V208   1,036,516   128,600  SH        (b) Shared    1      Sole
Constellation Energy Group Inc.      COMMON STOCK  210371100  33,581,861 1,338,456  SH        (a) Sole             Sole
Constellation Energy Group Inc.      COMMON STOCK  210371100   2,574,234   102,600  SH        (b) Shared    1      Sole
Embarq Corporation                   COMMON STOCK  29078E105  58,050,228 1,614,300  SH        (a) Sole             Sole
Embarq Corporation                   COMMON STOCK  29078E105   3,182,460    88,500  SH        (b) Shared    1      Sole
EnCana Corporation                   COMMON STOCK  292505104   7,469,336   160,700  SH        (a) Sole             Sole
EnCana Corporation                   COMMON STOCK  292505104     548,464    11,800  SH        (b) Shared    1      Sole
GHL Acquisition Corp.                COMMON STOCK  36172H108   4,392,000   488,000  SH        (a) Sole             Sole
Genentech, Inc.                      COMMON STOCK  368710406  48,032,250   579,330  SH        (a) Sole             Sole
Genentech, Inc.                      COMMON STOCK  368710406   2,752,612    33,200  SH        (b) Shared    1      Sole
Huntsman Corporation                 COMMON STOCK  447011107  14,747,397 4,287,034  SH        (a) Sole             Sole
Huntsman Corporation                 COMMON STOCK  447011107     353,976   102,900  SH        (b) Shared    1      Sole
Liberty Acquisition Holdings Corp.   COMMON STOCK  53015Y107   7,875,500   950,000  SH        (a) Sole             Sole
Mentor Corp.                         COMMON STOCK  587188103     139,185     4,500  SH        (a) Sole             Sole
Merrill Lynch & Co., Inc.            COMMON STOCK  590188108  28,278,356 2,429,412  SH        (a) Sole             Sole
Merrill Lynch & Co., Inc.            COMMON STOCK  590188108   1,672,668   143,700  SH        (b) Shared    1      Sole
Mueller Water Products, Inc.
  Class B                            COMMON STOCK  624758207   1,350,400   160,000  SH        (a) Sole             Sole
Nationwide Financial Services, Inc.  COMMON STOCK  638612101  61,133,211 1,170,910  SH        (a) Sole             Sole
Nationwide Financial Services, Inc.  COMMON STOCK  638612101   5,377,630   103,000  SH        (b) Shared    1      Sole
Nextwave Wireless Inc.               COMMON STOCK  65337Y102     120,945 1,343,835  SH        (a) Sole             Sole
Puget Energy, Inc.                   COMMON STOCK  745310102  52,298,188 1,917,792  SH        (a) Sole             Sole
Puget Energy, Inc.                   COMMON STOCK  745310102   4,627,719   169,700  SH        (b) Shared    1      Sole
Rohm and Haas Company                COMMON STOCK  775371107  84,679,549 1,370,441  SH        (a) Sole             Sole
Rohm and Haas Company                COMMON STOCK  775371107   5,168,733    83,650  SH        (b) Shared    1      Sole
Sapphire Industrials Corp.           COMMON STOCK  80306T109  21,091,917 2,300,100  SH        (a) Sole             Sole
Sapphire Industrials Corp.           COMMON STOCK  80306T109   1,374,583   149,900  SH        (b) Shared    1      Sole
Sirius Satellite Radio Inc.          COMMON STOCK  82967N108       1,511    12,593  SH        (b) Shared    1      Sole
Sovereign Bancorp, Inc.              COMMON STOCK  845905108   2,957,650   992,500  SH        (a) Sole             Sole
Sovereign Bancorp, Inc.              COMMON STOCK  845905108     618,350   207,500  SH        (b) Shared    1      Sole
Take-Two Interactive Software, Inc.  COMMON STOCK  874054109   7,559,471   999,930  SH        (a) Sole             Sole
Teva Pharmaceutical Industries Ltd.  COMMON STOCK  881624209     934,497    21,952  SH        (a) Sole             Sole
3Com Corporation                     COMMON STOCK  885535104   4,820,982 2,114,466  SH        (a) Sole             Sole
3Com Corporation                     COMMON STOCK  885535104     384,057   168,446  SH        (b) Shared    1      Sole
Triplecrown Acquisition Corp.        COMMON STOCK  89677G109   6,179,340   682,800  SH        (a) Sole             Sole
Triplecrown Acquisition Corp.        COMMON STOCK  89677G109     887,805    98,100  SH        (b) Shared    1      Sole
UST Inc.                             COMMON STOCK  902911106  61,651,068   888,600  SH        (a) Sole             Sole
UST Inc.                             COMMON STOCK  902911106   4,030,978    58,100  SH        (b) Shared    1      Sole
Victory Acquisition Corporation      COMMON STOCK  92644D100   4,850,000   500,000  SH        (a) Sole             Sole


COLUMN 1                             COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------                             --------      --------  --------    ------------------  --------   --------  ------------------
                                                             FAIR
                                                             MARKET
                                     TITLE OF      CUSIP     VALUE       SHARES/  SH/  PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                       CLASS         NUMBER    (X$1000)    PRN AMT  PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
----------------------------         -----         --------  --------    -------  ---  ----- ---------- --------  ----  ------  ----

Fixed Income
CORPORATE BONDS
Acuity Brands, Inc. senior note   CORPORATE BONDS  00508YAA0   2,000,000 2,000,000  PRN       (a) Sole             Sole
6.000% Due 02-01-09
Case New Holland Inc. note        CORPORATE BONDS  147446AK4   1,975,000 2,000,000  PRN       (a) Sole             Sole
6.000% Due 06-01-09
Commercial Metals Co.
  senior unsecured no             CORPORATE BONDS  201723AC7   2,000,000 2,000,000  PRN       (a) Sole             Sole
6.750% Due 02-15-09
Commercial Metals Co.
  senior unsecured no             CORPORATE BONDS  201723AC7   1,200,000 1,200,000  PRN       (b) Shared    1      Sole
6.750% Due 02-15-09
Xerox Corporation note            CORPORATE BONDS  984121BG7   2,005,000 2,000,000  PRN       (a) Sole             Sole
9.750% Due 01-15-09

PUTS
iShares Nasdaq Biotech                   PUTS      464287556     314,820       636      PUT   (a) Sole             Sole
iShares Nasdaq Biotech                   PUTS      464287556      23,265        47      PUT   (b) Shared    1      Sole
KBW Insurance ETF                        PUTS      78464A789     467,775     1,215      PUT   (a) Sole             Sole
KBW Insurance ETF                        PUTS      78464A789      37,345        97      PUT   (b) Shared    1      Sole
SPDR Trust Series 1 Fund                 PUTS      78462F103   1,837,748     4,596      PUT   (a) Sole             Sole
SPDR Trust Series 1 Fund                 PUTS      78462F103     158,369       413      PUT   (b) Shared    1      Sole
Telecom HOLDRS Trust                     PUTS      87927P200   3,329,200     5,945      PUT   (a) Sole             Sole
Telecom HOLDRS Trust                     PUTS      87927P200     223,440       399      PUT   (b) Shared    1      Sole
Teva Pharmaceutical Industries           PUTS      881624209     221,100       220      PUT   (a) Sole             Sole
US Natural Gas Fund                      PUTS      912318102     392,490       801      PUT   (a) Sole             Sole
US Natural Gas Fund                      PUTS      912318102      28,910        59      PUT   (b) Shared    1      Sole
Materials Select Sector SPDR Fund        PUTS      81369Y100   2,973,030     5,262      PUT   (a) Sole             Sole
Materials Select Sector SPDR Fund        PUTS      81369Y100     225,435       399      PUT   (b) Shared    1      Sole
Energy Select Sector SPDR Fund           PUTS      81369Y506     434,875     1,225      PUT   (a) Sole             Sole
Energy Select Sector SPDR Fund           PUTS      81369Y506      32,305        91      PUT   (b) Shared    1      Sole
Utilities Select Sector SPDR Fund        PUTS      81369Y886     538,758     1,814      PUT   (a) Sole             Sole
Utilities Select Sector SPDR Fund        PUTS      81369Y886      42,174       142      PUT   (b) Shared    1      Sole

Total                                                        638,627,068